SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS:

                                -----------------

                       DWS Dreman Financial Services Fund

                              Investors Cash Trust:
                    Government & Agency Securities Portfolio

                       DWS Government & Agency Money Fund
                            DWS Tax-Exempt Money Fund



Deutsche Investment Management Americas Inc., the advisor of the above-noted funds (the "Advisor"), is proposing the following mergers as part of the Advisor's initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.

--------------------------------------------------------------------------------
Acquired Funds                          Acquiring Funds
--------------------------------------------------------------------------------
DWS Dreman Financial Services Fund      DWS Dreman High Return Equity Fund
--------------------------------------------------------------------------------
Investors Cash Trust: Government &      Cash Account Trust: Government &
Agency Securities Portfolio             Agency Securities Portfolio
--------------------------------------------------------------------------------
DWS Government & Agency Money Fund      Cash Account Trust: Government &
                                        Agency Securities Portfolio
--------------------------------------------------------------------------------
DWS Tax-Exempt Money Fund               Cash Account Trust: Tax-Exempt Portfolio
--------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held on or about October 12, 2006. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger,
(ii) a proxy card(s) and instructions on how to submit your vote, and (iii) a Prospectus for the applicable Acquiring Fund.


               Please Retain This Supplement for Future Reference





                                                                       [Logo]DWS
                                                                         SCUDDER
May 12, 2006                                                 Deutsche Bank Group